SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Short-term investments
Balance of short-term investments	$ 3,959,456		$ 3,082,990
Changes in fair value of short-term investments	542,128
Prepayments
Allowances for doubtful accounts for prepayments	$ 826,777		2,153,390
Media deposits
Percentage of deposit on guaranteed minimum spend	10.00%
Media deposits - third parties	$ 952,311		1,281,434
Media deposits - a related party	202,349		104,390
US Treasury Bills
Short-term investments
Balance of short-term investments	0		987,600
Gross unrealized gains			$ 7,135
Changes in fair value of short-term investments	3,538	$ 0
Investments in trading securities
Short-term investments
Changes in fair value of short-term investments	$ 538,590	$ 0